Post-employment Benefits - Plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Post-employment benefit plans
Minimum investment required (as a percent)	30.00%
Weighted average asset allocation (as a percent)	100.00%	100.00%
Fair value os plan assets held by the trust	$ 152,367	$ 227,004
Weighted average expected long-term rate of return of plan assets	8.37%	7.60%
Minimum
Post-employment benefit plans
Term for liquidity of mutual funds	1 day
Maximum
Post-employment benefit plans
Term for liquidity of mutual funds	1 month
Equity securities
Post-employment benefit plans
Target allocation (as a percent)	20.00%
Weighted average asset allocation (as a percent)	29.10%	29.60%
Fixed rate instruments
Post-employment benefit plans
Target allocation (as a percent)	80.00%
Weighted average asset allocation (as a percent)	70.90%	70.40%